HARTFORD DISCIPLINED EQUITY HLS FUND (Prospectus Summary) | HARTFORD DISCIPLINED EQUITY HLS FUND
Hartford Disciplined Equity HLS Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks growth of capital.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -	Class IA	Class IB
Management fees	0.72%	0.72%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.76%	1.01%

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - - - USD ($)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class IA	78	243	422	942
Class IB	103	322	558	1,236

Expense Example, No Redemption - - - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class IA	78	243	422	942
Class IB	103	322	558	1,236

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund invests in a diversified portfolio of common stocks of issuers located primarily in the United States.  Wellington Management Company LLP (“Wellington Management”), the Fund's sub-adviser, chooses the Fund's investments using fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations.  The investment process is aided by a proprietary quantitative screening process that narrows the investment universe to companies that are consistent with the Fund's investment strategy.  The Fund's portfolio is broadly diversified by industry and company. The Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Investment Strategy Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com. The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Shows the returns of the Fund’s Class IA shares. Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s Class IB shares differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.28% (2nd quarter, 2009) Lowest -21.00% (4th quarter, 2008)
Average Annual Total Returns.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.

Average annual total returns for periods ending December 31, 2015
Average Annual Total Returns - -	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class IA	Class IA	6.83%	14.94%	8.19%
Class IB	Class IB	6.59%	14.65%	7.92%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%